Consumptive Biological Assets - Schedule of Breakdown of Consumptive Biological Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Breakdown of Consumptive Biological Assets [Abstract]
Consumptive biological assets	$ 195,359